Related Party Transactions - John Redmond (Details) - USD ($)							9 Months Ended
	Jun. 18, 2024	Apr. 04, 2024	Oct. 25, 2021	Oct. 02, 2019	Oct. 11, 2013	Sep. 12, 2012	Sep. 30, 2024	Jul. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 01, 2016
Related Party Transactions
Outstanding loan balances							$ 102,923,633			$ 88,996,117	$ 72,878,591
Related parties payable							$ 1,512,855			885,041	750,872
Interest rates per annum							0.00%
Unit-based compensation							$ 38,486
Increase in additional paid in capital							$ 38,486
Deposit to vendors	$ 50,000
Series B units
Related Party Transactions
Series B valued per unit							$ 0.11		$ 0.11
Taylor Frres Americas LLP ("TFA")
Related Party Transactions
Deposit to vendors								$ 50,000
Taylor Frres Americas LLP ("TFA") | Series B units
Related Party Transactions
Percentage of outstanding series B units transfer							8.00%
Warrants purchased from party two | Series B units
Related Party Transactions
Percentage of issued and outstanding units on calculation of warrant to acquire				2.26%
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire				$ 1,000,000
Warrants purchased from party three | Series B units
Related Party Transactions
Percentage of issued and outstanding units on calculation of warrant to acquire				2.26%
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire				$ 1,000,000
NACS, LLC
Related Party Transactions
Outstanding loan balances							$ 35,471,872			32,433,345	28,782,947
Interest rate					8.00%
Default interest rate					12.00%
NACS, LLC | Series B units
Related Party Transactions
Conversion price												$ 0.47
Assumed notes issued to party one
Related Party Transactions
Outstanding loan balances							13,115,206			11,991,755	10,642,073
Interest rate						8.00%
Default interest rate						12.00%
Assumed notes issued to party two
Related Party Transactions
Outstanding loan balances							780,598			698,027	601,356
Interest rate				12.00%
Related party | John Redmond
Related Party Transactions
Outstanding loan balances							59,503,660			54,325,205	47,874,401
Related parties payable							1,300,000			700,000	600,000
Short term funding to the Company in the amount							316,000
Related party | John Redmond | Warrant one issued
Related Party Transactions
Percentage of issued and outstanding units on calculation of warrant to acquire			3.00%
Purchase price per unit			$ 0.01	$ 0.01
Related party | John Redmond | Warrant two issued
Related Party Transactions
Percentage of issued and outstanding units on calculation of warrant to acquire			1.333%
Purchase price per unit			$ 0.01
Related party | John Redmond | Warrants purchased from party two | Series B units
Related Party Transactions
Outstanding loan balances										698,027	601,356
Purchase price per unit				$ 0.01
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire				$ 1,000,000
Related party | John Redmond | Warrants purchased from party three | Series B units
Related Party Transactions
Outstanding loan balances										465,351	400,904
Percentage of issued and outstanding units on calculation of warrant to acquire				2.26%
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire				$ 1,000,000
Related party | John Redmond | NACS, LLC
Related Party Transactions
Outstanding loan balances							$ 35,471,872			$ 32,433,345	$ 28,782,947
Interest rate				12.00%	8.00%
Related party | John Redmond | NACS, LLC | Series A
Related Party Transactions
Conversion price												1
Related party | John Redmond | NACS, LLC | Series B units
Related Party Transactions
Conversion price												$ 0.47
Related party | John Redmond | Assumed notes issued to party one | Warrants purchased from party two
Related Party Transactions
Interest rate					12.00%
Related party | John Redmond | Assumed notes issued to party two | Warrants purchased from party three
Related Party Transactions
Default interest rate				12.00%
Related party | Azure, LLC
Related Party Transactions
Short term funding was repaid		$ 25,000
Related party | NACS Settlement Agreement With Taylor Freres Americas, LLP | Nacs LLC | Taylor Frres Americas LLP ("TFA") | Series B units
Related Party Transactions
Number of series B units transfer	349,871